CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 9) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2013 Parent Company Former director-Yang Xueshan CNY	Dec. 31, 2012 Parent Company Former director-Yang Xueshan CNY	Dec. 31, 2013 Parent Company Vice President-Xie Changqing CNY	Dec. 31, 2012 Parent Company Vice President-Xie Changqing CNY	Dec. 31, 2013 Parent Company CMR CNY	Dec. 31, 2012 Parent Company CMR CNY	Dec. 31, 2013 Parent Company Hongcheng Liye CNY	Dec. 31, 2012 Parent Company Hongcheng Liye CNY	Dec. 31, 2013 Parent Company BJ-BCIT CNY	Dec. 31, 2012 Parent Company BJ-BCIT CNY	Dec. 31, 2013 Parent Company Hongcheng Technology CNY	Dec. 31, 2012 Parent Company Hongcheng Technology CNY	Dec. 31, 2013 Parent Company Hongcheng Online CNY	Dec. 31, 2013 Parent Company WITT Education CNY	Dec. 31, 2012 Parent Company WITT Education CNY	Dec. 31, 2013 Parent Company Others CNY	Dec. 31, 2012 Parent Company Others CNY	Dec. 31, 2013 Hongcheng Education Former director-Yang Xueshan item	Dec. 31, 2012 Hongcheng Education Former director-Yang Xueshan item
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
Amounts due from related parties	$ 56,820	343,970	260,184	$ 13,157	79,649	66,167	14,840	14,840	39,360	39,360	20,370	5,467	2,499	2,499	1,822	1,817	655	2,087				103	97
Amounts due to related parties	$ 8,606	52,099	35,507	$ 11,243	68,061	1,922													66,125	1,546	1,587	390	335
Number of nominee shareholders related to the loan																								2	2